INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of tax effect computed by applying federal and provincial/state statutory rates
	2019	2018	2017
	$	$	$
Net loss before income taxes	(8,147,268)	(9,131,285)	(9,968,677)
Statutory income tax rate	27%	32%	26%
Income tax expense (recovery)	(2,199,762)	(2,922,011)	(2,591,856)

Differences between Canadian and foreign tax rates	(113,858)	—	—
Permanent differences and others	(706,889)	(303,048)	1,457,000
Impact of foreign exchange	509,162	—	—
Effect of change in income tax rates	—	(37,000)	(6,000)
Temporary differences	466,969	57,000	—
Change in unrecognized losses	2,102,952	2,892,011	1,035,856
Net deferred tax (recovery)	58,574	(313,048)	(105,000)
Current income tax expense	380,863	—	—
Deferred income tax recovery	(322,289)	(313,048)	(105,000)
	58,574	(313,048)	(105,000)

Schedule of Significant Components of Deferred Income Tax Assets and Liabilities
	December 31, 2019	December 31, 2018
Deferred income tax assets
Non-capital loss carry-forwards	$607,610	$222,711
Lease liabilities	824,005	—
Capital assets	—	139,000
Share issuance costs	—	14,000
Capital losses	—	4,000
Deferred income tax assets	$1,431,615	$379,711
Excess of carrying value over tax value of right-of-use assets	$(852,881)	$—
Excess of carrying value over tax value of intangible assets	(560,756)	(645,000)
Excess of carrying value over tax value of convertible debentures	—	(30,000)
Excess of carrying value over tax value of bonds payable	(17,978)	(27,000)
Deferred income tax liability	$(1,431,615)	$(702,000)
Net deferred tax asset (liability)	$—	$(322,289)

Schedule of Significant Unrecognized Tax Benefits and Unused Taxes for which No Deferred Tax Assets are Recognized
December 31, 2019
Non-capital losses carried forward	$19,451,150
Property and equipment	15,068
Share issuance costs	35,107
Capital losses carried forward	3,294,836
Lease liabilities	36,157
Unrecognized deductible temporary differences	$22,832,318